Shareholder' equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholder Equity In progress [Line Items]
Number of shares issued		5,939,000
Par value per share	€ 0.02	€ 0.02	€ 0.02
Increase (decrease) through treasury share transactions, equity		€ 77,009
Number of shares reserved for sale of shares		13,636,750
Share capital	€ 5,939	€ 5,939	€ 4,300
Increase (decrease) through acquisition of subsidiary, equity		711,903
Transaction costs related to the Business Combination	€ 1,090	205,059
Escrow Shares
Shareholder Equity In progress [Line Items]
Reserve of share based payments		37,906
Share Based Compensation of Key Managerial Personnel And Other Employees of The Group [Member]
Shareholder Equity In progress [Line Items]
Reserve of share based payments		37,072
Zegna [Member]
Shareholder Equity In progress [Line Items]
Increase (decrease) through acquisition of subsidiary, equity		710,264
Transaction costs related to the Business Combination		17,239
Reimbursement of Employeee gift expenses		10,923
Treasury Shares For Reserve [Member]
Shareholder Equity In progress [Line Items]
Other reserves		455,000	76,624
Additional paid-in capital [member]
Shareholder Equity In progress [Line Items]
Other reserves		721,187	0
Share-based payments reserve
Shareholder Equity In progress [Line Items]
Other reserves		74,978	€ 0
Share-based payments reserve | Escrow Shares
Shareholder Equity In progress [Line Items]
Other reserves		€ 37,906
Ordinary shares [member]
Shareholder Equity In progress [Line Items]
Number of shares issued	296,943,659	296,943,659	214,954,000
Number of shares outstanding			13,590,750
Number of shares in entity held by entity or by its subsidiaries or associates		54,646,000
Increase (decrease) through treasury share transactions, equity		€ 455,384
Ordinary Shares Were Held In Treasury [Member]
Shareholder Equity In progress [Line Items]
Number of shares outstanding	54,140,913	54,600,000	54,600,000
Dondi Non controlling Interest Shareholders [Member] | Non-controlling interests options reserve
Shareholder Equity In progress [Line Items]
Other reserves				€ 21,459
Thom Browne Non controlling Interest Shareholders [Member] | Non-controlling interests options reserve
Shareholder Equity In progress [Line Items]
Other reserves				€ 162,066
Lanificio Ermenegildo Zegna E Figli Non controlling Interest Shareholders [Member] | Non-controlling interests options reserve
Shareholder Equity In progress [Line Items]
Other reserves					€ 13,166
Special Shares [Member]
Shareholder Equity In progress [Line Items]
Number of shares issued			46,000
Zegna Ordinary Shares [Member] | Escrow Shares
Shareholder Equity In progress [Line Items]
Common stock shares reserved for future issuance		5,031,250